Consolidation and subsidiaries - Schedule of Significant Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Functional Currency		USD	USD
Patria Finance Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[1]	USD	USD
Equity interest (direct or indirect)	[1]	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[2]	USD	USD
Equity interest (direct or indirect)	[2]	100.00%	100.00%
Patria Brazilian Private Equity General Partner IV, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[3]	USD	USD
Equity interest (direct or indirect)	[3]	100.00%	100.00%
PBPE General Partner V, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[4]	USD	USD
Equity interest (direct or indirect)	[4]	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[5]	USD	USD
Equity interest (direct or indirect)	[5]	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[6]	USD	USD
Equity interest (direct or indirect)	[6]	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[7]	USD	USD
Equity interest (direct or indirect)	[7]	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[8]	USD	USD
Equity interest (direct or indirect)	[8]	100.00%	100.00%
Patria Investments UK Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[9]	GBP	GBP
Equity interest (direct or indirect)	[9]	100.00%	100.00%
Patria Investments US LLC
Disclosure of subsidiaries [line items]
Functional Currency	[10]	USD	USD
Equity interest (direct or indirect)	[10]	100.00%	100.00%
Patria Investments Colombia S.A.S.
Disclosure of subsidiaries [line items]
Functional Currency	[11]	COP	COP
Equity interest (direct or indirect)	[11]	100.00%	100.00%
Patria Infrastructure General Partner II Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[12]	USD	USD
Equity interest (direct or indirect)	[12]	100.00%	100.00%
Patria Infrastructure General Partner III Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[13]	USD	USD
Equity interest (direct or indirect)	[13]	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[14]	USD	USD
Equity interest (direct or indirect)	[14]	100.00%	100.00%
Pátria Investimentos Ltda.
Disclosure of subsidiaries [line items]
Functional Currency	[15]	BRL	BRL
Equity interest (direct or indirect)	[15]	51.00%	51.00%
Pátria Companhia Securitizadora de Créditos Imobiliários
Disclosure of subsidiaries [line items]
Functional Currency	[16]	BRL	BRL
Equity interest (direct or indirect)	[16]	51.00%	51.00%
Zedra S.A.
Disclosure of subsidiaries [line items]
Functional Currency	[17]	UYU	UYU
Equity interest (direct or indirect)	[17]	100.00%	0.00%
Improdem S.A.
Disclosure of subsidiaries [line items]
Functional Currency	[18]	UYU	UYU
Equity interest (direct or indirect)	[18]	100.00%	0.00%
Patria Investments Cayman Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[19]	USD	USD
Equity interest (direct or indirect)	[19]	100.00%	0.00%
Patria Investments Chile SpA
Disclosure of subsidiaries [line items]
Functional Currency	[20]	CLP	CLP
Equity interest (direct or indirect)	[20]	100.00%	100.00%
Patria Investments Hong Kong, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[21]	HKD	HKD
Equity interest (direct or indirect)	[21]	100.00%	100.00%
Patria Farmland General Partner, Ltd.
Disclosure of subsidiaries [line items]
Functional Currency	[22]	USD	USD
Equity interest (direct or indirect)	[22]	100.00%	100.00%

[1]	Patria Finance Ltd.: headquartered in the Cayman Islands, Patria Finance Ltd. is responsible for the management of funds and providing financial advisory services to clients around the world. It also provides the accounting and finance support to the Group.
[2]	Patria Brazilian Private Equity III, Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[3]	Patria Brazilian Private Equity General Partner IV, Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[4]	PBPE General Partner V, Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[5]	Patria Brazilian Private Equity General Partner VI, Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[6]	Patria Brazil Real Estate Fund General Partner II Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[7]	Patria Brazil Real Estate Fund General Partner III Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[8]	Patria Brazil Retail Property Fund General Partner, Ltd.: headquartered in the Cayman Islands, and serves as manager of offshore funds.
[9]	Patria Investments UK Ltd.: headquartered in London (UK), and is engaged in the development of investor relations.
[10]	Patria Investments US LLC: a subsidiary of Patria Investments UK Ltd., headquartered in Delaware (USA) and is engaged in the development of investor relations and marketing services, as well as certain back office services.
[11]	Patria Investments Colombia S.A.S.: headquartered in Bogotá (Colombia) and is engaged in advisory services related to asset management of investment funds and investments in private equity and infrastructure areas, as well as in investor relations and marketing services.
[12]	Patria Infrastructure General Partner II, Ltd.: headquartered in the Cayman Islands and serves as manager of offshore funds. Patria Infrastructure General Partner II, Ltd. was the major owner of Pátria Infraestrutura Gestão de Recursos Ltda. (“PINFRA”) until September 28, 2020 when transferred the totality of its shares to Pátria Investimentos Ltda.
[13]	Patria Infrastructure General Partner III, Ltd.: headquartered in the Cayman Islands and serves as manager of offshore funds, as well as providing financial advisory services. After a corporate restructuring completed in 2016, this entity became the successor entity to the P2 Group, a fund manager that was acquired in 2015.
[14]	Patria Infrastructure General Partner IV, Ltd.: headquartered in the Cayman Islands and serves as manager of offshore funds.
[15]	Pátria Investimentos Ltda. (“PILTDA”): headquartered in Brazil and engaged in asset management, fund administration, consulting and planning services related to asset management as well as the organization and performance of transactions in the commercial and corporate sectors. On September 28, 2020, PILTDA became the owner of Pátria Infraestrutura Gestão de Recursos Ltda (“PINFRA”) after receiving shares from Patria Infrastructure General Partner II, Ltd.. On September 30, 2020, PINFRA was merged into PILTDA with the purpose of simplifying the structure and consolidating the investments of the Group, meanwhile optimizing costs, and providing operational synergies.
[16]	Pátria Companhia Securitizadora de Créditos Imobiliários: a subsidiary of Pátria Investmentos Ltda, headquartered in Brazil and engaged in the issuance and placement of Real Estate Receivables Certificates backed by real estate receivables and the trading and services related to the securitization of these receivables.
[17]	Zedra S.A.: acquired in September 2020* and headquartered in Uruguay, holding company which will provide financial advisory services to the Group.
[18]	Patria Investments Uruguay S.A.: acquired by Zedra S.A. in September 2020* and changed its name from Improdem S.A. to Patria Investments Uruguay S.A. in November 2020. It is a company headquartered in Uruguay that will provide advisory services related to asset management of investment funds, as well as investor relations and marketing services.
[19]	Patria Investments Cayman Ltd.: created in October 19, 2020, headquartered in the Cayman Islands and serves as holding company for the Group investing activities.
[20]	Patria Investments Chile SpA.: headquartered in Chile and engaged in advisory services related to asset management of investment funds and investments in infrastructure, as well as investor relations and marketing services.
[21]	Patria Investments Hong Kong, Ltd.: a subsidiary of Patria Investments UK Ltd., headquartered in Hong Kong and engaged in the development of investor relations and marketing services.
[22]	Patria Farmland General Partner, Ltd.: a subsidiary of Patria Finance Ltd, headquartered in Cayman Islands and serves as manager of offshore funds.